SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Relevant Input Assumptions Used To Derive The Fair Values Of Options Awarded (Detail) - Stock Options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 11, 2018
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected dividend rate	2.44%
Expected volatility rate	25.40%
Risk-free interest rates	2.83%
Expected life in years	5 years 8 months 12 days
Weighted average fair value per option at grant date					$ 4.61
Axa Ordinary Shares
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected dividend rate		6.53%	6.50%	6.29%
Expected volatility rate		25.05%	26.60%	23.68%
Risk-free interest rates		0.59%	0.33%	0.92%
Expected life in years		8 years 9 months 18 days	8 years 1 month 6 days	8 years 2 months 12 days
Weighted average fair value per option at grant date		$ 2.01	$ 2.06	$ 1.73
AXA Holding Unit
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected dividend rate			7.10%	7.10%
Expected volatility rate			31.00%	32.10%
Risk-free interest rates			1.30%	1.50%
Expected life in years			6 years	6 years
Weighted average fair value per option at grant date			$ 2.75	$ 4.13